GENERAL	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1:-GENERAL

a.Ceragon Networks Ltd. ("the Company") is a leading global wireless backhaul specialist and an enabler of the wireless generation transition to 5G. Its wireless backhaul solutions enable cellular operators and other wireless service providers to deliver voice and data services, enabling smart-phone applications such as internet browsing, social networking applications, image sharing, music and video applications. Its wireless backhaul solutions use microwave radio technology to transfer large amounts of telecommunication traffic between base stations and small-cells and the core of the service provider's network. The Company also provides wireless fronthaul solutions that use microwave technology for ultra-high speed, ultra-low latency communication for wireless 5G and 4G base stations.

The Company's solutions support all wireless access technologies, including 4G (LTE- Advance, LTE) and 5G services. The Company's systems also serve evolving network architectures including all-IP long haul networks, positioning the company as a key enabler of the 5G evolution.

The Company sells its products through a direct sales force, systems integrators, distributors and original equipment manufacturers.

The Company's wholly owned subsidiaries provide research and development, marketing, manufacturing, distribution, sales and technical support to the Company's customers worldwide.

As to principal markets and major customers, see notes 17b and 17c.

b.Investment in Compass Network Ltd:

In December 2017, the Company signed software license agreement with Compass Networks LTD (“Compass”) in the amount of $ 500 and additional agreement for the purpose of developing Disaggregate Microwave products in August 2018, in an amount of up to $ 1,500 (out of which $ 1,300 was capitalized). In addition, the Company signed loan agreements with Compass in the amount of $ 538, which bear an annual interest rate of 10%.

In December 2018, the Company purchased 14% of the share capital of Compass for a consideration of $ 833. In December 2019, the holding was decreased to 11% as a result of third-party equity investment. A total investment (including loans) in the amount of $ 1,628 was recorded under other non-current assets. As of December 31, 2020, the investment amount decreased to zero as a result of equity losses and the intangible assets of $ 1,800 were fully written-off. To date, the Company does not expect future economic benefits from this asset, inter alia, due to 5G new market requirements (see note 6).